SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF GEOGRAPHICAL INFORMATION IN NON-CURRENT ASSETS

Non-current assets (excluding investment in associate) information based on the location of assets are as follows:

	2023	2024
	S$	S$

Malaysia	1,408,589	2,764,642
Singapore	668,577	1,081,454
	2,077,166	3,846,096

SCHEDULE OF BUSINESS SEGMENT

	2023	2023	2024	2024	2023	2024
	S$	S$	S$	S$	S$	S$
	Immune cell	CBU service &	Immune cell	CBU service &
	therapy	related therapy	therapy	related therapy	Consolidated	Consolidated
Revenue	-	-	-	69,501	-	69,501
Lab consumables and private-blood banking expenses	-	-	-	(17,121)	-	(17,121)
Operating results	(4,223,088)	-	(2,288,907)	(69,309)	(4,223,088)	(2,358,216)
Non-current assets	2,272,239	-	3,255,888	811,158	2,272,239	4,067,046
Total assets	12,368,870	-	9,059,086	1,008,663	12,368,870	10,067,749
Non-current liabilities	407,772	-	394,311	23,027	407,772	417,338
Total liabilities	1,124,715	-	871,435	152,525	1,124,715	1,023,960
Equity	11,244,155	-	8,246,154	797,635	11,244,155	9,043,789